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                     FLAG INVESTORS EQUITY OPPORTUNITY FUND
                     FLAG INVESTORS INCOME OPPORTUNITY FUND
                                 CLASS A SHARES
                               INSTITUTIONAL CLASS

                          SUPPLEMENT DATED MAY 5, 2008

                      TO THE PROSPECTUS DATED MARCH 1, 2008

     Effective on May 5, 2008, Alex. Brown Investment Management (the "Advisor") is pleased to add R. Hutchings Vernon and Nina K. Yudell to Hobart C. Buppert II as co-portfolio managers of the Flag Investors Equity Opportunity and Income Opportunity Funds.

     The Portfolio Manager section of the Prospectus at page 15 is amended by adding the following two paragraphs after the paragraph describing Hobart (Hoby)
Buppert:

     R. HUTCHINGS VERNON has 26 years of investment management experience and joins Mr. Buppert and Ms. Yudell in sharing the day-to-day responsibility for co-managing the Fund's portfolio. Mr. Vernon is a Director and Principal of the Advisor and has been a portfolio manager and/or analyst at the Advisor for over 15 years. Mr. Vernon is also responsible for managing pooled and other separate accounts managed by the Advisor.

     NINA K. YUDELL has 24 years of investment management experience and joins Mr. Buppert and Mr. Vernon in sharing the day-to-day responsibility for co-managing the Fund's portfolio. Ms. Yudell is a Vice-President and Principal of the Advisor and has been a portfolio manager and/or analyst at the Advisor for 16 years. Ms. Yudell is also responsible for managing separate accounts managed by the Advisor.

     The first sentence of the paragraph describing Hobart Buppert in the Portfolio Manager section of the Prospectus at page 15 is deleted and replaced with the following:

     HOBART (HOBY) BUPPERT has 35 years of investment management experience and is joined by Mr. Vernon and Ms. Yudell in sharing the day-to-day responsibility for co-managing the Fund's portfolio.


     For more information, please contact a Flag Investors customer service representative at (888) 767-3524.

                                      * * *
                       PLEASE RETAIN FOR FUTURE REFERENCE.

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                     FLAG INVESTORS EQUITY OPPORTUNITY FUND
                     FLAG INVESTORS INCOME OPPORTUNITY FUND
                                 CLASS A SHARES
                               INSTITUTIONAL CLASS

                          SUPPLEMENT DATED MAY 5, 2008
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008 AS
                       SUPPLEMENTED MARCH 7, 2008 ("SAI")

     Effective on May 5, 2008, Alex. Brown Investment Management (the "Advisor") is pleased to add R. Hutchings Vernon and Nina K. Yudell to Hobart C. Buppert II as co-portfolio managers of the Flag Investors Equity Opportunity and Income Opportunity Funds.

     The second sentence of the sub-heading titled "2. OWNERSHIP OF ADVISOR" under the Section titled "F. INVESTMENT ADVISOR" at page 15 of the SAI is deleted and replaced with the following sentence:

     The Advisor is independent and privately owned with the controlling interest held by active employees, namely Bruce Behrens, J. Dorsey Brown, Hobart Buppert, Lee Owen and R. Hutchings Vernon.

     The sub-heading titled "3. INFORMATION REGARDING PORTFOLIO MANAGER" at page 15 of the SAI is revised to read "3. INFORMATION REGARDING PORTFOLIO MANAGERS" and the first sentence following the sub-heading is deleted and replaced with the following sentence:

     The following information regarding Hobart Buppert, R. Hutchings Vernon and Nina Yudell, each the Fund's co-portfolio manager, has been provided by the Advisor.

     The following two paragraphs are added under the paragraph titled "OTHER ACCOUNTS UNDER MANAGEMENT" at page 16 of the SAI:

     As of March 31, 2008, in addition to the Fund, Mr. Vernon serviced one pooled account with assets of $31.6 million and 30 other accounts with combined assets of $1.94 billion. None of the accounts listed above pay the Advisor a performance-based management fee.

     As of March 31, 2008, in addition to the Fund, Ms. Yudell serviced 25 other accounts with combined assets of $138 million. None of the accounts pay the Advisor a performance-based management fee.

     The heading of the paragraph titled "CONFLICTS OF INTEREST FOR PORTFOLIO MANAGER" at page 16 of the SAI, is revised to read "CONFLICTS OF INTEREST FOR PORTFOLIO MANAGERS".

     The paragraph titled "INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER" at page 16 of the SAI is deleted and replaced with the following:

     INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGERS. As of March 31, 2008, the portfolio managers had compensation packages that include: a fixed salary and bonus, which is paid out of a bonus pool that is calculated as a percentage of the Advisor's operating income. The portfolio managers are paid bonuses which are a fixed percentage of the bonus pool. There is no difference in compensation, or in the method used to determine compensation, for the management of the Fund versus the management of other accounts.

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     The text following the paragraph titled "PORTFOLIO MANAGER OWNERSHIP IN THE
FUND" at page 16 of the SAI is deleted and replaced with the following:

     As of October 31, 2007, Mr. Buppert owned over $1 million of the Income Opportunity Fund and between $500,000 and $1 million of the Equity Opportunity Fund. As of March 31, 2008, Mr. Vernon owned between $500,000 and $1 million of the Equity Opportunity Fund and between $100,000 and $500,000 of the Income Opportunity Fund. As of March 31, 2008, Ms. Yudell owned between $100,000 and $500,000 of the Equity Opportunity Fund.

     For more information, please contact a Flag Investors customer service representative at (888) 767-3524.

                                      * * *
                       PLEASE RETAIN FOR FUTURE REFERENCE.